Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000249064 | Constellation Software8408668
Holdings [Line Items]
Percent of Total Investments	5.30%
C000249064 | SAP8408685
Holdings [Line Items]
Percent of Total Investments	5.20%
C000249064 | London Stock Exchange Group8408718
Holdings [Line Items]
Percent of Total Investments	4.80%
C000249064 | RB Global8408794
Holdings [Line Items]
Percent of Total Investments	4.60%
C000249064 | Mastercard8408790
Holdings [Line Items]
Percent of Total Investments	4.50%
C000249064 | Terumo8408750
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249064 | RELX8408721
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249064 | Halma8408715
Holdings [Line Items]
Percent of Total Investments	3.70%
C000249064 | Aon8408783
Holdings [Line Items]
Percent of Total Investments	3.60%
C000249064 | Taiwan Semiconductor Manufacturing8408772
Holdings [Line Items]
Percent of Total Investments	3.50%
C000249064 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249064 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249064 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249064 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249064 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249064 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000249064 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000249064 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000249064 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000249064 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000249064 | Canada
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000249064 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000249063 | Constellation Software8408668
Holdings [Line Items]
Percent of Total Investments	5.30%
C000249063 | SAP8408685
Holdings [Line Items]
Percent of Total Investments	5.20%
C000249063 | London Stock Exchange Group8408718
Holdings [Line Items]
Percent of Total Investments	4.80%
C000249063 | RB Global8408794
Holdings [Line Items]
Percent of Total Investments	4.60%
C000249063 | Mastercard8408790
Holdings [Line Items]
Percent of Total Investments	4.50%
C000249063 | Terumo8408750
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249063 | RELX8408721
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249063 | Halma8408715
Holdings [Line Items]
Percent of Total Investments	3.70%
C000249063 | Aon8408783
Holdings [Line Items]
Percent of Total Investments	3.60%
C000249063 | Taiwan Semiconductor Manufacturing8408772
Holdings [Line Items]
Percent of Total Investments	3.50%
C000249063 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249063 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249063 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249063 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249063 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249063 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000249063 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000249063 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000249063 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000249063 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000249063 | Canada
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000249063 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000249065 | Constellation Software8408668
Holdings [Line Items]
Percent of Total Investments	5.30%
C000249065 | SAP8408685
Holdings [Line Items]
Percent of Total Investments	5.20%
C000249065 | London Stock Exchange Group8408718
Holdings [Line Items]
Percent of Total Investments	4.80%
C000249065 | RB Global8408794
Holdings [Line Items]
Percent of Total Investments	4.60%
C000249065 | Mastercard8408790
Holdings [Line Items]
Percent of Total Investments	4.50%
C000249065 | Terumo8408750
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249065 | RELX8408721
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249065 | Halma8408715
Holdings [Line Items]
Percent of Total Investments	3.70%
C000249065 | Aon8408783
Holdings [Line Items]
Percent of Total Investments	3.60%
C000249065 | Taiwan Semiconductor Manufacturing8408772
Holdings [Line Items]
Percent of Total Investments	3.50%
C000249065 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249065 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249065 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249065 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249065 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249065 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000249065 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000249065 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000249065 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000249065 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000249065 | Canada
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000249065 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000251720 | Microsoft8408855
Holdings [Line Items]
Percent of Total Investments	6.00%
C000251720 | Amazon.com8408839
Holdings [Line Items]
Percent of Total Investments	5.80%
C000251720 | Coca-Cola8408851
Holdings [Line Items]
Percent of Total Investments	4.80%
C000251720 | Alphabet8408838
Holdings [Line Items]
Percent of Total Investments	4.70%
C000251720 | Taiwan Semiconductor Manufacturing8408831
Holdings [Line Items]
Percent of Total Investments	4.20%
C000251720 | RELX8408813
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251720 | Mastercard8408854
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251720 | London Stock Exchange Group8408811
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251720 | Constellation Software8408795
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251720 | Abbott Laboratories8408834
Holdings [Line Items]
Percent of Total Investments	3.10%
C000251720 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251720 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000251720 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251720 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251720 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251720 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000251720 | United States
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000251720 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000251720 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000251720 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000251720 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251720 | India
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251719 | Microsoft8408855
Holdings [Line Items]
Percent of Total Investments	6.00%
C000251719 | Amazon.com8408839
Holdings [Line Items]
Percent of Total Investments	5.80%
C000251719 | Coca-Cola8408851
Holdings [Line Items]
Percent of Total Investments	4.80%
C000251719 | Alphabet8408838
Holdings [Line Items]
Percent of Total Investments	4.70%
C000251719 | Taiwan Semiconductor Manufacturing8408831
Holdings [Line Items]
Percent of Total Investments	4.20%
C000251719 | RELX8408813
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251719 | Mastercard8408854
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251719 | London Stock Exchange Group8408811
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251719 | Constellation Software8408795
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251719 | Abbott Laboratories8408834
Holdings [Line Items]
Percent of Total Investments	3.10%
C000251719 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251719 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000251719 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251719 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251719 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251719 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000251719 | United States
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000251719 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000251719 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000251719 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000251719 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251719 | India
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251721 | Microsoft8408855
Holdings [Line Items]
Percent of Total Investments	6.00%
C000251721 | Amazon.com8408839
Holdings [Line Items]
Percent of Total Investments	5.80%
C000251721 | Coca-Cola8408851
Holdings [Line Items]
Percent of Total Investments	4.80%
C000251721 | Alphabet8408838
Holdings [Line Items]
Percent of Total Investments	4.70%
C000251721 | Taiwan Semiconductor Manufacturing8408831
Holdings [Line Items]
Percent of Total Investments	4.20%
C000251721 | RELX8408813
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251721 | Mastercard8408854
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251721 | London Stock Exchange Group8408811
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251721 | Constellation Software8408795
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251721 | Abbott Laboratories8408834
Holdings [Line Items]
Percent of Total Investments	3.10%
C000251721 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251721 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000251721 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251721 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251721 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251721 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000251721 | United States
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000251721 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000251721 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000251721 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000251721 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251721 | India
Holdings [Line Items]
Percent of Net Asset Value	3.60%